Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Schedule of trade and other receivables

(a)	This caption was made up as follows:

	Current		Non-current
	2018	2017	2018	2017
	S/(000)	S/(000)	S/(000)	S/(000)

Trade receivables (b)	77,083	81,299	—	—
Indemnification from insurance	10,366	9,380	—	—
Other receivables from sale of fixed assets	3,967	3,574	923	3,221
Accounts receivable from Parent company and affiliates, note 27	3,209	1,372	—	—
Loans to employees	1,032	1,091	—	—
Interests receivables, note 6(c)	164	159	—	—
Funds restricted to tax payments	331	73	—	—
Other accounts receivable	3,353	2,036	—	—
Allowance for expected credit losses (c)	(2,295)	(1,685)	—	—
Financial assets classified as receivables (d)	97,210	97,299	923	3,221

Value-added tax credit	2,308	2,177	3,402	3,745
Tax refund receivable	206	42	9,241	9,241
Allowance for expected credit losses (c)	—	—	(9,034)	—

Non-financial assets classified as receivables	2,514	2,219	3,609	12,986

	99,724	99,518	4,532	16,207

(b)	Trade account receivables are interest bearing and are generally 30-90 day terms.

(c)	The movement of the allowance for expected credit losses is as follows:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Opening balance	1,685	781	667
Additions	9,717	1,190	114
Recoveries	(62)	—	—
Write-off	(11)	(286)	—

Ending balance	11,329	1,685	781

As of December 31, 2018, the additions include S/9,034,000 related to the allowance for expected credit losses for other receivables (see note 23), and S/683,000 related to the allowance for expected credit losses for trade receivables (S/1,190,000 as of December 31, 2017), which are presented in the sales line of the consolidated statement of profit or loss.

(d)	The aging analysis of trade and other accounts receivable as of December 31, 2018 and 2017, is as follows:

			Past due but not impaired
	Total	Neither past due nor impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2018	98,133	29,346	43,441	9,303	3,364	620	12,059
2017	100,520	79,795	7,549	1,612	1,710	453	9,401

Schedule of movement of allowance for doubtful accounts

The movement of the allowance for expected credit losses is as follows:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Opening balance	1,685	781	667
Additions	9,717	1,190	114
Recoveries	(62)	—	—
Write-off	(11)	(286)	—

Ending balance	11,329	1,685	781

Schedule of aging analysis of trade and other accounts receivable
The aging analysis of trade and other accounts receivable as of December 31, 2018 and 2017, is as follows:

			Past due but not impaired
	Total	Neither past due nor impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2018	98,133	29,346	43,441	9,303	3,364	620	12,059
2017	100,520	79,795	7,549	1,612	1,710	453	9,401